Inventory	12 Months Ended
Mar. 31, 2026
Inventory [Abstract]
INVENTORY

Note 10 – INVENTORY

Inventory consisted of finished goods, valued at $8,259,002 and $9,758,071 as of March 31, 2026 and 2025, respectively. The Company constantly monitors its potential obsolete products and is allowed to return products close to their expiration date to its suppliers. Any loss on damaged items is immaterial and will be recognized immediately. As a result, no reserves were made for inventory as of March 31, 2026 and 2025.